Note 15 - Discontinued Operations (Details) - Employee Stock Purchase Plan (ESPP) Information Related to the Employees of Tropical Shipping (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Discontinued Operations (Details) - Employee Stock Purchase Plan (ESPP) Information Related to the Employees of Tropical Shipping [Line Items]
Shares purchased on the open market	97,734	103,589	65,843
Average per-share purchase price	$ 42.96	$ 38.96	$ 40.55
Total purchase price discount	$ 628,358	$ 591,855	$ 401,346
Tropical Shipping [Member]
Note 15 - Discontinued Operations (Details) - Employee Stock Purchase Plan (ESPP) Information Related to the Employees of Tropical Shipping [Line Items]
Shares purchased on the open market	5,609	4,543
Average per-share purchase price	$ 42.96	$ 38.96
Total purchase price discount	$ 35,928	$ 26,423